U.S. Research Enhanced Large Cap ETF Expense Example - U.S. Research Enhanced Large Cap ETF - ETF	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	95
Expense Example, with Redemption, 10 Years	$ 224